Related Party Transactions and Balances	12 Months Ended
Jun. 30, 2025
Related Party Transactions And Balances
Related Party Transactions and Balances

24. Related Party Transactions and Balances:

The Company enters into transactions with related parties in the normal course of business. Related parties include subsidiaries, entities under common control, entities over which directors or key management personnel (“KMP”) have significant influence, and close family members of KMP. All related party transactions are measured at the exchange amount, which is the amount agreed to by the parties.

As at June 30, 2025, amounts due to directors and other members of KMP were comprised of $144 (June 30, 2024 - $124) included in trade and other payables, $861 included in other long-term liabilities (June 30, 2024 – nil), and $55 (June 30, 2024 – nil) included in trade and other receivables.

(a)	Transactions with related parties

The following table summarizes costs incurred or recovered from related parties during the year ended June 30:

	Nature of Relationship	Nature of Transactions	2025	2024
Light Voltaic Corporation	Controlled by a director	Consulting services	$717	$414
The Phoenix Trendz Inc.	Controlled by KMP	Consulting services	$287	$188
Art Vancouver	Controlled by a director	Consulting services	$389	$-

(b)	Balances with related parties

Outstanding balances with related parties are summarized as follows:

	June 30, 2025		June 30, 2024
	Receivable/ (Payable)	Balance Sheet Presentation	Receivable/ (Payable)	Balance Sheet Presentation
Light Voltaic Corporation	$(144)	Trade and other payables	$(8)	Trade and other payables
Wear Wolfin Design	(52)	Other long-term liabilities	-	Not applicable
Berkley Renewables Inc.	(809)	Other long-term liabilities	-	Not applicable
WestKam Gold Corp.	55	Trade and other receivables	-	Not applicable
Total	$(950)		$(8)

(c)	Key management personnel compensation

Key management personnel include those persons having authority and responsibility for planning, directing and controlling the activities of the Company as a whole. The Company has determined that key management personnel consist of members of the Company’s Board of Directors and corporate officers, including the Company’s Chief Executive Officer, Chief Financial Officer, Chief Operating Officer and Chief Administrative Officer.

The remuneration of directors and other members of key management personnel, for the year ended June 30, 2025 and 2024 were as follows:

	June 30, 2025	June 30, 2024
Salaries and employee benefits	$2,280	$1,516
Share-based compensation	$144	$487

POWERBANK CORPORATION

(FORMERLY SOLARBANK CORPORATION)

Notes to Consolidated Financial Statements

(Expressed in thousands of Canadian dollars, except per share amounts and as otherwise indicated)

For the years ended June 30, 2025 and 2024